RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS - Additional Information (Details) - EBP 008 - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 674.8	$ 534.9
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	329,695	293,361
Investments, at fair value	$ 3.6	$ 4.3
Investment fair value (in US Dollars per share)	$ 11.04	$ 14.61
Investment, purchased, number of shares (in shares)	81,511	102,997
Cost of asset	$ 1.0	$ 1.6
Investment sold, number of shares (in shares)	45,177	25,696
Selling price	$ 0.5	$ 0.3